Long-term Investments (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 17, 2014	Jul. 09, 2014	Apr. 20, 2012	Mar. 31, 2013	Mar. 31, 2014	Dec. 28, 2011	Mar. 30, 2014	Jul. 08, 2014
Marketable equity securities designated as available-for-sale
Period of time within which results of equity method earnings are recognized in arrears	3 months
Impairment charges to the carrying value of investments under cost method	$ 10.1	$ 6.1	$ 8.6
Impairment charge for equity method investments	5.2	0	1.5
Leju | IPO
Marketable equity securities designated as available-for-sale
New issuance of ordinary shares (in shares)				11,500,000
Leju | Private placement
Marketable equity securities designated as available-for-sale
New issuance of ordinary shares (in shares)				2,000,000
Tian Ge | IPO
Marketable equity securities designated as available-for-sale
New issuance of ordinary shares (in shares)					349,900,000
E-House
Marketable equity securities designated as available-for-sale
Number of ordinary shares represented by each American depositary share									1
Number of E-house's ordinary shares received on completion of the merger with CRIC being acquired by E-house						29,300,000
Ownership percentage						24.90%
Gain (loss) recognized for change in interest							(10.2)
E-House | CRIC
Marketable equity securities designated as available-for-sale
E-house's percentage of ownership in CRIC after the completion of the merger						100.00%
E-House | CRIC | Class A ordinary shares
Marketable equity securities designated as available-for-sale
Number of E-house shares/ADSs received for each CRIC share/ADS cancelled									0.6
E-House | CRIC | ADS
Marketable equity securities designated as available-for-sale
Number of E-house shares/ADSs received for each CRIC share/ADS cancelled									0.6
E-House | Leju
Marketable equity securities designated as available-for-sale
Gain (loss) recognized for change in interest				19.2				29.1
Percentage ownership of total outstanding shares owned by Tencent								15.00%
E-house's ownership in Leju (in percentage)								85.00%		100.00%
CRIC
Marketable equity securities designated as available-for-sale
Period of time within which results of equity method earnings are recognized in arrears	3 months
Number of ordinary shares represented by each American depositary share									1
Cash consideration per share for sale of investment (in dollars per share)									1.75
Proceeds from disposal of CRIC's shares						85.5
Gain recognized on fair value basis from disposal of CRIC's shares						45.3
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage					25.00%						36.00%
Gain (loss) recognized for change in interest					49.2